CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues	¥ 6,146,772	$ 878,977	¥ 4,553,556	¥ 2,960,813
Cost of revenues (including share-based compensation expenses of RMB12,959, RMB7,003 and RMB5,641 for the years ended December 31, 2023, 2024 and 2025, respectively)	(2,001,693)	(286,238)	(1,454,917)	(790,207)
Gross profit	4,145,079	592,739	3,098,639	2,170,606
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB8,603, RMB9,267 and RMB5,748 for the years ended December 31, 2023, 2024 and 2025,respectively)	(3,289,064)	(470,330)	(2,963,736)	(1,501,200)
Research and development expenses (including share-based compensation expenses of RMB17,012,RMB8,942 and RMB7,795 for the years ended December 31, 2023, 2024 and 2025, respectively)	(626,947)	(89,652)	(648,063)	(462,043)
General and administrative expenses (including share-based compensation expenses of RMB19,779,RMB28,005 and RMB20,034 for the years ended December 31, 2023, 2024 and 2025, respectively)	(732,234)	(104,708)	(668,673)	(356,369)
Total operating expenses	(4,648,245)	(664,690)	(4,280,472)	(2,319,612)
Loss from operations	(503,166)	(71,951)	(1,181,833)	(149,006)
Interest income	39,919	5,708	70,384	75,829
Realized gains from investments	34,065	4,871	25,302	31,230
Other income, net	101,764	14,552	45,825	54,471
Income/(loss) before provision for income tax and share of results of equity investees	(327,418)	(46,820)	(1,040,322)	12,524
Income tax (expenses)/benefits	4,111	588	(8,632)	(10,657)
Share of results of equity investees	0	(0)	0	(9,165)
Net loss	(323,307)	(46,232)	(1,048,954)	(7,298)
Net loss attributable to Gaotu Techedu Inc.'s ordinary shareholders	¥ (323,307)	$ (46,232)	¥ (1,048,954)	¥ (7,298)
Net loss per ordinary share
Basic | (per share)	¥ (1.98)	$ (0.28)	¥ (6.12)	¥ (0.04)
Diluted | (per share)	¥ (1.98)	$ (0.28)	¥ (6.12)	¥ (0.04)
Weighted average shares used in net loss per share
Basic	163,118,684	163,118,684	171,412,125	173,725,790
Diluted	163,118,684	163,118,684	171,412,125	173,725,790
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Net loss per ordinary share
Basic | (per share)	¥ (1.32)	$ (0.19)	¥ (4.08)	¥ (0.03)
Diluted | (per share)	¥ (1.32)	$ (0.19)	¥ (4.08)	¥ (0.03)